Note 34 Fees and commission expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fee and commission expense [Line Items]
Demand accounts	€ 2	€ 2
Credit and debit cards expenses	1,022	851
Transfers and other payment orders expenses	75	62
Commissions for selling insurance	24	24
Custody securities	42	48
Other fee and commission expense	425	318
Fee and commission expense	€ 1,590	€ 1,305